Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of federal income tax benefit
	2017	2016
Federal income tax benefit attributable to:
Current operations	$715,000	$523,000
Permanent and timing differences (net)	(280,000)	133,000
Tax rate change	(1,600,000)	-
Valuation allowance	1,165,000	(656,000)
Net provision for federal income tax	$-	$-

Schedule of deferred tax assets
	2017	2016
Deferred tax asset attributable to:
Net operating loss carryover	$2,551,000	$3,648,000
Depreciation and amortization	98,000	126,000
Stock compensation	372,000	339,000
Other	-	73,000
Valuation allowance	(3,021,000)	(4,186,000)
Net deferred tax asset	$-	$-